Consolidated Balance Sheets - JPY (¥) ¥ in Thousands		Mar. 31, 2025	Sep. 30, 2024
Current Assets:
Cash and cash equivalents		¥ 70,774	¥ 148,639
Accounts receivable, net		5,980	7,292
Other receivables			7,209
Prepaid expenses		30,166	61,508
Income tax receivable			637
Deferred costs		134,194	176,264
Deferred offering costs		140,920
Other current assets		21,877	10,103
Total Current Assets		525,882	612,569
Non-current Assets:
Right-of-Use assets		7,685	10,465
Property and equipment, net		263	361
Intangible assets, net		96,496	105,278
Other assets		330	330
Total Assets		630,656	729,003
Current Liabilities:
Accounts payable		55,416	79,096
Other payable		13,943	5,843
Deferred revenue		102,124	119,335
Current portion of lease liabilities		5,453	5,414
Current portion of long-term debt		6,240	6,240
Total Current Liabilities		193,303	217,969
Non-current Liabilities:
Long-term debt		20,280	23,400
Lease Liabilities		1,638	4,375
Total Liabilities		215,221	245,744
SHAREHOLDERS’ EQUITY:
Share capital
Ordinary shares, $0.00000002 par value – 2,500,000,000,000 shares authorized and 14,650,936 and 13,429,800 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively	[1]
Additional paid-in capital		857,231	720,771
Subscription Receivable		(3,150)
Accumulated deficit		(438,646)	(237,512)
Total shareholders' Equity		415,435	483,259
Total Liabilities & Stockholders' Equity		630,656	729,003
Related Party
Current Assets:
Related party receivables			555
Short-term loan receivable - Related party		121,971	200,362
Current Liabilities:
Related party payables		¥ 10,127	¥ 2,041

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1 for 5,000 sub-division effected on December 11, 2023.